CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ (130,211)	¥ (906,490)	¥ 2,171	¥ (84,860)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,765	12,289	4,701	4,079
Share-based compensation expenses	2,563	17,847	131,260	31,018
Provision for doubtful accounts and credit losses	138,161	961,851	178,567	132,400
Impairment on prepayment for long-term investment	28,728	200,000
Loss from equity-method investments	1,171	8,149	2,652	2,455
Accretion of debt instrument	1,055	7,343
Change in fair value of convertible loans			9,552	7,042
Change in fair value of short-term investments			315	7,042
Deferred income tax	(2,480)	(17,263)	(36,901)
Impairment from long-term investments				2,000
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	16,165	112,540	(34,841)	(46,401)
Short-term and long-term financial guarantee assets	(12,488)	(86,939)	(20,610)
Accounts receivable	(7,150)	(49,780)	(119,252)	(45,958)
Amounts due from related parties, net	11,925	83,020	33,352	35,239
Prepayments and other current assets	304	2,112	(15,579)	(49,236)
Short-term and long-term funding debts	(24,820)	(172,792)	181,799	12,867
Accounts payable	2,165	15,070	(4,193)	36,139
Amounts due to related parties	(4,380)	(30,495)	(118,888)	10,818
Tax payable	(796)	(5,539)	34,695	20,442
Financial guarantee liabilities	12,410	86,397	15,537
Accrued expenses and other liabilities	(9,155)	(63,737)	(12,429)	96,808
Net cash provided by operating activities	25,147	175,079	231,908	164,852
Cash flows from investing activities:
Purchase of property, equipment and software	(1,439)	(10,015)	(4,071)	(2,815)
Prepayment for long-term investment	(28,728)	(200,000)
Financing receivables facilitated	(285,688)	(1,988,899)	(4,319,655)	(6,938,205)
Collection of principal on financing receivables	332,275	2,313,229	5,204,478	5,537,159
Loan provided to a third party			(137,264)
Collection of loan from a third party	19,434	135,296
Net cash advances to Jimu Group	(100,226)	(697,754)	(445,319)
Loans provided to Jimu Group	(19,679)	(137,000)	(52,048)
Collection of loan from Jimu Group	17,524	122,000	52,048
(Purchase of)/proceeds from short-term investments			1,685	(2,000)
Purchase of long-term investments	(13,143)	(91,500)	(19,259)	(2,000)
Equity transfer consideration paid to Jimu Group	(3,304)	(23,000)
Net cash (used in)/provided by investing activities	(77,380)	(538,702)	280,595	(1,407,861)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares			410,286
Proceeds from initial public offering and followed offering, net of underwriter's commission			316,451
Proceeds from short-term and long-term borrowings	71,102	495,000	288,141	40,000
Repayment of short-term borrowings	(45,247)	(315,000)	(68,141)	(40,000)
Loan received from third parties	2,442	17,000	514,000
Loan repayment to third parties	(2,442)	(17,000)	(514,000)
Contribution from Jimu Group and shareholders				11
Loan proceeds from Jimu Group			26,711	29,270
Repayment of loans to Jimu Group	(3,423)	(23,831)	(32,150)
Loan proceeds from a shareholder			151,000
Repayment of loan to a shareholder			(29,313)
Proceeds from funding debts	97,978	682,100	2,253,452	6,893,906
Principal repayments on funding debts	(129,862)	(904,074)	(3,538,252)	(5,592,497)
Proceeds from issuance of convertible loans			21,730	235,231
Proceeds from issuance of debt instrument	14,364	100,000
Proceeds from exercise of options	4	26
Proceeds from minority shareholders capital injection	24,441	170,151
Proceeds from notes payable	2,873	20,000
Net cash provided by/(used in) financing activities	32,230	224,372	(200,085)	1,565,921
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,453	10,114	21,732	(34)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(18,550)	(129,137)	334,150	322,878
Cash, cash equivalents and restricted cash at beginning of the year	101,992	710,041	375,891	53,013
Cash and cash equivalents at beginning of the year	65,708	457,442	370,891	53,013
Restricted cash at beginning of the year	36,284	252,599	5,000
Cash, cash equivalents and restricted cash at end of the year	83,442	580,904	710,041	375,891
Cash and cash equivalents at end of the year	14,760	102,755	457,442	370,891
Restricted time deposits at end of the year	54,971	382,695	252,599	5,000
Non-current restricted time deposits	13,711	95,454
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost	9,210	64,121	82,069	13,120
Cash paid for income tax expense	4,800	33,419	17,651	9,971
Non-cash financing and investing activities
Payables related to long-term investments			(35,000)
Other non-current liabilities related to investment in Pivot		(56,500)	(54,259)
Pre-IPO Preferred shares redemption value Accretion			65,355
Conversion of convertible loans into Pre-IPO Preferred Shares			267,893
Redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ 1,437,674
Infrarisk [Member]
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Change in the fair value of contingent consideration payable from acquisition of Infrarisk	215	1,496
Cash flows from investing activities:
Purchase of Infrarisk, net of cash acquired (Note 4)	(524)	(3,650)
Non-cash financing and investing activities
Contingent payables related to acquisition of Infrarisk	(1,611)	(11,215)
Ganzhou Micro Finance [Member]
Cash flows from investing activities:
Cash acquired due to acquisition of Ganzhou Aixin Micro Finance (Note 4)	6,118	42,591
Non-cash financing and investing activities
Net off amount due to Jimu Group arising from acquisition of Ganzhou Aixin Micro Finance with due from Jimu Group	$ 33,037	¥ 230,000
Pivot Fintech Pte Limited [Member]
Non-cash financing and investing activities
Other non-current liabilities related to investment in Pivot				¥ (8,821)